Capital (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Historical Changes in the Share Capital of the Company

The table below presents the historical changes in the share capital of the Company as of December 31, 2016 , 2017 and 2018:

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2016	K€	2,420.5	K€	403,910.4	24,205,129		€0.10
01/05/16	Capital increase by issuance of common shares	K€	0.6	K€	32.7	6,495
02/16/16	Issue of share subscription warrants	K€		K€	471.1			€0.10
04/06/16	Capital increase by incorporation of reserve	K€	10.2	K€	(10.2)	101,829		€0.10
05/27/16	Capital increase by issuance of common shares	K€	0.2	K€	7.5	1,500		€0.10
06/03/16	Capital increase by issuance of common shares	K€	15.6	K€	(15.6)	156,000		€0.10
06/06/16	Capital increase by issuance of common shares	K€	6.0	K€	301.2	59,890		€0.10
06/10/16	Capital increase by issuance of common shares	K€	3.5	K€	176.0	34,985		€0.10
07/18/16	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
08/21/16	Issue of share subscription warrants	K€		K€	106		€
08/04/16	Capital increase by issuance of common shares	K€	1.0	K€	50.4	10,020		€0.10
08/24/16	Capital increase by issuance of common shares	K€	0.7	K€	37.1	7,380		€0.10
08/30/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
08/31/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/01/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/02/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/05/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/06/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/08/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/09/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.4	K€	66.2	3,500		€0.10
09/12/16	Capital increase by issuance of common shares	K€	0.5	K€	23.1	4,590		€0.10
11/25/16	Capital increase by issuance of common shares	K€	0.6	K€	30.2	6,000		€0.10

	Balance as of December 31, 2016	K€	2,464.9	K€	405,882.5	24,648,828		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2017	K€	2,464.9	K€	405,882.5	24,648,828		€0.10
02/03/17	Capital increase by issuance of common shares	K€	2.0	K€	100.7	20,010		€0.10
02/09/17	Issue of share subscription warrants	K€		K€	237.4		€
05/16/17	Capital increase by issuance of common shares	K€	4.0	K€	170.7	40,365		€0.10
07/12/17	Capital increase by issuance of common shares	K€	0.2	K€	8.3	1,650		€0.10
08/04/17	Capital increase by issuance of common shares	K€	0.1	K€	64.6	1,200		€0.10
09/14/17	Capital increase by issuance of common shares	K€	3.6	K€	208.2	35,925		€0.10
09/14/17	Issue of share subscription warrants	K€		K€	53.1		€
09/29/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
09/30/17	Capital increase by incorporation of reserve	K€	23.1	K€	(23.1)	230,843		€0.10
10/02/17	Capital increase by issuance of common shares	K€	0.1	K€	4.0	500		€0.10
12/15/17	Capital increase by incorporation of reserve	K€	1.1	K€	(1.1)	11,001		€0.10

	Balance as of December 31, 2017	K€	2,499.1	K€	406,709.3	24,990,822		€0.10

Date	Nature of the Transactions	Share Capital		Share premium		Number of Shares	Nominal value
	Balance as of January 1, 2018	K€	2,499.1	K€	406,709.3	24,990,822		€0.10
01/08/18	Capital increase by issuance of common shares	K€	0.7	K€	52.3	7,000		€0.10
01/09/18	Capital increase by issuance of common shares	K€	0.5	K€	25.2	5,010		€0.10
01/16/18	Capital increase by issuance of common shares	K€	2.0	K€	100.4	19,950		€0.10
01/18/18	Capital increase by issuance of common shares	K€	12.9	K€	963.6	129,000		€0.10
01/30/18	Capital increase by issuance of common shares	K€	1.3	K€	97.1	13,000		€0.10
01/31/18	Capital increase by issuance of common shares	K€	2.0	K€	149.4	20,000		€0.10
02/16/18	Capital increase by incorporation of reserve	K€	23.8	K€	(23.8)	238,337		€0.10
03/13/18	Capital increase by incorporation of reserve	K€	23.8	K€	(23.8)	238,319		€0.10
03/23/18	Capital increase by issuance of common shares	K€	352.8	K€	122,095.5	3,527,752		€0.10
03/26/18	Capital increase by issuance of common shares	K€	52.9	K€	18,314.3	529,162		€0.10
04/05/18	Capital increase by issuance of common shares	K€	1.2	K€	91.9	12,302		€0.10
04/06/18	Capital increase by incorporation of reserve	K€	5.8	K€	(5.8)	57,500		€0.10
04/06/18	Capital increase by issuance of common shares	K€	1.4	K€	105.6	14,138		€0.10
04/09/18	Capital increase by issuance of common shares	K€	0.4	K€	26.6	3,560		€0.10
04/16/18	Capital increase by issuance of common shares	K€	0.8	K€	88.0	7,500		€0.10
07/02/18	Capital increase by incorporation of reserve	K€	19.3	K€	(19.3)	193,000		€0.10
08/21/18	Issue of share subscription warrants	K€		K€	163.7		€
07/05/18	Capital increase by issuance of common shares	K€	3.3	K€	164.1	32,625		€0.10
07/11/18	Capital increase by issuance of common shares	K€	6.4	K€	478.1	64,000		€0.10
08/16/18	Capital increase by incorporation of reserve	K€	1.0	K€	(1.0)	10,000		€0.10
09/01/18	Capital increase by incorporation of reserve	K€	0.5	K€	(0.5)	5,000		€0.10
09/21/18	Capital increase by issuance of common shares	K€	0.5	K€	37.4	5,000		€0.10
10/27/18	Capital increase by incorporation of reserve	K€	1.5	K€	(1.5)	15,000		€0.10
12/09/18	Capital increase by incorporation of reserve	K€	2.0	K€	(2.0)	19,800		€0.10
12/31/18	Fees charged to share premium	K€		K€	(10,292.6)		€

	Balance as of December 31, 2018	K€	3,015.8	K€	539,292.0	30,157,777		€0.10

Summary of Share Warrants and Employee Warrants

The Company has issued share warrants (BSAs), employee warrants (BSPCEs), performance shares (AGAs) and stock-options (SO) as follows:

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	859	12,885	€4.33
01/21/2009	BSA/BSPCE	16,380	—	2,997	44,955	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	730	10,950	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	10,440	156,600	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	10,000	10,000	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	13,000	13,000	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	5,000	5,000	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—

Date	Type	Number of warrants issued as of 12/31/2016	Number of warrants null and void as of 12/31/2016	Number of warrants null and outstanding as of 12/31/2016	Maximum number of shares to be issued	Strike price per share
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	13,000	695,500	695,500	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	6,000	36,000	36,000	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	5,000	58,750	58,750	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	—	110,000	110,000	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	—	16,500	16,500	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	—	74,960	74,960	€69.75
12/09/2016	AGA	23,600	—	23,600	23,600	€—

Total		4,275,616	273,294	2,360,945	2,606,435

Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	—	—	€4.33
01/21/2009	BSA/BSPCE	16,380	—	—	—	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	—	—	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	8,996	134,940	€5.13
11/22/2011	BSA/BSPCE	11,377	—	2,509	37,635	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	7,500	7,500	€8.59
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	9,500	9,500	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	471,000	471,000	€7.57
06/03/2014	BSA	10,000	—	2,500	2,500	€18.79

Date	Type	Number of warrants issued as of 12/31/2017	Number of warrants null and void as of 12/31/2017	Number of warrants null and outstanding as of 12/31/2017	Maximum number of shares to be issued	Strike price per share
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	23,000	454,657	454,657	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	9,000	21,999	21,999	€—
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	6,250	57,500	57,500	€—
04/21/2016	SO	33,000	—	33,000	33,000	€62.82
05/02/2016	SO	22,000	—	22,000	22,000	€59.04
06/21/2016	SO	110,000	7,500	101,300	101,300	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	208,000	208,000	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	7,200	9,300	9,300	€64.39
10/27/2016	AGA	15,000	—	15,000	15,000	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33
12/09/2016	SO	74,960	2,000	72,000	72,000	€69.75
12/09/2016	AGA	23,600	1,900	21,700	21,700	€—
12/09/2016	BSA	59,000	24,992	34,008	34,008	€69.75
12/15/2016	SO	1,100	—	1,100	1,100	€69.35
01/16/2017	SO	19,100	—	19,100	19,100	€66.11
03/14/2017	AGA	22,500	2,500	20,000	20,000	€—
03/15/2017	SO	7,200	—	7,200	7,200	€66.25
04/18/2017	SO	16,500	—	16,500	16,500	€60.77
04/20/2017	AGA	24,000	—	24,000	24,000	€—
06/15/2017	SO	126,000	7,500	118,500	118,500	€59.05
06/15/2017	SO	111,600	—	111,600	111,600	€60.54
06/15/2017	BSA	9,000	—	9,000	9,000	€59.05
07/17/2017	SO	30,900	—	30,900	30,900	€71.61
09/15/2017	SO	52,600	—	52,600	52,600	€74.22
12/05/2017	SO	625,200	—	625,200	625,200	€39.00
12/15/2017	SO	8,300	—	8,300	8,300	€38.08

Total		5,388,616	341,196	3,148,469	3,309,539

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/07/2007	BSA	1,717	572	—	—	€4.33
01/21/2009	BSA/BSPCE	16,380	—	—	—	€4.33
01/21/2009	BSPCE	2,296	—	—	—	€4.33
06/25/2010	BSA	1,825	—	—	—	€4.33
01/28/2011	BSA	10,039	7,529	—	—	€5.13
06/24/2011	BSA/BSPCE	32,000	—	7,666	114,990	€5.13
11/22/2011	BSA/BSPCE	11,377	—	—	—	€5.13
01/17/2012	BSA	89,835	—	—	—	€5.13
04/02/2012	AGA	669,796	1,860	—	—	€—
07/25/2012	AGA	134,081	—	—	—	€—
09/25/2012	BSA	30,000	—	5,000	5,000	€8.59

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
11/28/2012	AGA	35,360	—	—	—	€—
07/25/2013	BSA	73,000	—	7,000	7,000	€8.10
09/12/2013	AGA	501,500	113,333	—	—	€—
09/18/2013	SO	518,000	47,000	203,000	203,000	€7.57
06/03/2014	BSA	10,000	—	—	—	€18.79
06/03/2014	AGA	186,000	30,000	—	—	€—
06/03/2014	SO	75,000	—	40,000	40,000	€19.01
03/24/2015	BSA	10,000	—	10,000	10,000	€43.00
06/23/2015	SO	120,000	—	120,000	120,000	€48.90
09/30/2015	AGA	708,500	23,000	—	—	€—
11/19/2015	SO	195,000	25,000	170,000	170,000	€66.06
11/19/2015	BSA	22,500	7,500	15,000	15,000	€66.06
12/15/2015	AGA	42,000	9,000	—	—	€—

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/15/2015	BSA	90,000	16,500	73,500	73,500	€64.14
01/04/2016	SO	75,000	—	75,000	75,000	€65.68
04/06/2016	AGA	63,750	6,250	—	—	€—
04/21/2016	SO	33,000	11,000	22,000	22,000	€62.82
05/02/2016	SO	22,000	22,000	—	—	€59.04
06/21/2016	SO	110,000	21,300	87,500	87,500	€53.96
06/21/2016	BSA	20,000	—	20,000	20,000	€52.97
06/21/2016	AGA	208,000	—	—	—	€—
08/01/2016	SO	10,000	—	10,000	10,000	€62.24
09/15/2016	SO	9,300	—	9,300	9,300	€62.80
10/17/2016	SO	16,500	7,200	9,300	9,300	€64.39
10/27/2016	AGA	15,000	—	—	—	€—
11/15/2016	SO	8,300	—	8,300	8,300	€68.33

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
12/09/2016	SO	74,960	22,965	51,995	51,995	€69.75
12/09/2016	AGA	23,600	3,800	—	—	€—
12/09/2016	BSA	59,000	24,992	34,008	34,008	€69.75
12/15/2016	SO	1,100	—	1,100	1,100	€69.35
01/16/2017	SO	19,100	—	19,100	19,100	€66.11
03/14/2017	AGA	22,500	5,500	17,000	17,000	€—
03/17/2017	SO	7,200	—	7,200	7,200	€66.25
04/18/2017	SO	16,500	9,300	7,200	7,200	€60.77
04/20/2017	AGA	24,000	—	24,000	24,000	€—
06/15/2017	SO	126,000	35,000	91,000	91,000	€59.05
06/15/2017	SO	111,600	—	111,600	111,600	€60.54
06/15/2017	BSA	9,000	—	9,000	9,000	€59.05
07/17/2017	SO	30,900	23,700	7,200	7,200	€71.61

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
09/15/2017	SO	52,600	7,200	45,400	45,400	€74.22
12/05/2017	SO	625,200	85,125	540,075	540,075	€39.00
12/15/2017	SO	8,300	—	8,300	8,300	€38.18
01/15/2018	SO	15,500	7,200	8,300	8,300	€43.60
04/16/2018	SO	16,500	—	16,500	16,500	€38.64
05/16/2018	SO	16,500	—	16,500	16,500	€40.84
06/15/2018	SO	23,600	—	23,600	23,600	€38.92
06/22/2018	SO	50,000	—	50,000	50,000	€37.22
06/22/2018	AGA	486,153	21,125	465,028	465,028	€—
07/02/2018	BSA	44,000	—	44,000	44,000	€37.24
07/16/2018	SO	28,800	—	28,800	28,800	€33.81
08/15/2018	SO	33,500	—	33,500	33,500	€32.90
09/06/2018	SO	65,000	—	65,000	65,000	€36.96

Date	Type	Number of warrants issued as of 12/31/2018	Number of warrants null and void as of 12/31/2018	Number of warrants null and outstanding as of 12/31/2018	Maximum number of shares to be issued	Strike price per share
06/09/2018	AGA	450	—	450	450	€—
09/17/2018	SO	80,900	—	80,900	80,900	€40.94
10/15/2018	SO	76,700	—	76,700	76,700	€37.28
11/01/2018	AGA	57,000	10,500	46,500	46,500	€—
11/15/2018	SO	26,000	—	26,000	26,000	€32.57
11/29/2018	SO	350,000	—	350,000	350,000	€30.02
12/12/2018	SO	34,000	—	34,000	34,000	€27.96
12/12/2018	AGA	19,250	—	19,250	19,250	€—
12/17/2018	SO	7,200	—	7,200	7,200	€26.76

Total		6,819,669	605,451	3,258,972	3,366,296